Inventories (Narrative) (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Inventories [Abstract]
Increase (decrease) in provisions for slow-moving and redundant stock	R (12)	R 85
Provision for slow moving and redundant stock	R 480	R 492